Interest and Other Income - Summary of Interest and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interest And Other Income [Abstract]
Interest income	$ 772	$ 677	$ 451
Dividend income (from investments in equity securities)	104	375	264
Net gains on sale and revaluation of non-current assets and businesses	3,265	1,640	2,141
Net foreign exchange (losses)/gains on financing activities	(174)	(453)	343
Other	104	227	(302)
Total	$ 4,071	$ 2,466	$ 2,897